Income Taxes - Reconciliation of Beginning and Ending Amount of Valuation Allowance (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Valuation And Qualifying Accounts Disclosure [Line Items]
Change in valuation allowance	$ 20,300	$ 5,300
SEC Schedule, 12-09, Valuation Allowance, Deferred Tax Asset
Valuation And Qualifying Accounts Disclosure [Line Items]
Valuation allowance at beginning of year	15,151	9,865
Change in valuation allowance	20,325	5,286
Valuation allowance at end of year	$ 35,476	$ 15,151